Cover	Mar. 29, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	March 29, 2023, Avadel Pharmaceuticals plc (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to disclose that (i) the Company and Avadel Finance Cayman Limited, a Cayman Islands exempted company (the “Issuer”) had entered into separate, privately negotiated exchange agreements (the “Exchange Agreements”) with certain holders of its outstanding 4.50% exchangeable senior notes due October 2, 2023 and issued on April 4, 2022 (the “2023 Notes”) pursuant to which the Issuer will exchange approximately $96.2 million in aggregate principal amount of the 2023 Notes for an aggregate principal amount of new 6.00% exchangeable senior notes due April 1, 2027 (the “2027 Notes”) that will be determined pursuant to the terms of the Exchange Agreements (the “Exchange Transactions”) as described in greater detail in the Original 8-K and (ii) that Avadel CNS Pharmaceuticals, LLC, an indirect wholly-owned subsidiary of the Company (“Avadel CNS”), the Company, and each guarantor party thereto, and RTW Royalty II DAC (“RTW”) entered into a Purchase and Sale Agreement (the “Royalty Purchase Agreement”), pursuant to which Avadel CNS sold to RTW the right to receive certain royalty payments from Avadel CNS for a purchase price of up to $75.0 million in cash.
Document Period End Date	Mar. 29, 2023
Entity File Number	001-37977
Entity Registrant Name	AVADEL PHARMACEUTICALS PLC
Entity Central Index Key	0001012477
Entity Tax Identification Number	98-1341933
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
City Area Code	353
Local Phone Number	1 901 5201
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares*
Trading Symbol	AVDL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false